UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        5/15/2001


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           41

Form 13F Information Table Value Total: $         168,136



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     3256    69000 SH       SOLE                    69000
AMERADA HESS CORP.             COM              023551104     8648   110700 SH       SOLE                   109000              1700
AMERICAN EXPRESS CO            COM              025816109     1858    45000 SH       SOLE                    45000
APPLIED MATLS INC              COM              038222105      935    21500 SH       SOLE                    21500
AT&T CORP                      COM              001957109     3493   164000 SH       SOLE                   160000              4000
BECTON DICKINSON               COM              075887109     3242    91800 SH       SOLE                    91800
CHEVRON CORPORATION            COM              166751107     6743    76800 SH       SOLE                    76800
CORNING INC COM                COM              219350105     3577   172900 SH       SOLE                   170700              2200
DU PONT E I DE NEMOURS         COM              263534109     6781   166600 SH       SOLE                   166600
EMC CORP                       COM              268648102     4498   153000 SH       SOLE                   153000
EXXON MOBIL CORP               COM              30231G102     5346    66000 SH       SOLE                    66000
FIRST UNION CORPORATION        COM              337358105     2310    70000 SH       SOLE                    70000
GATEWAY INC                    COM              367626108     3318   197400 SH       SOLE                   193400              4000
GENERAL ELECTRIC CORP.         COM              369604103     3893    93000 SH       SOLE                    93000
HALLIBURTON CO COM             COM              406216101     5005   136200 SH       SOLE                   133200              3000
HEWLETT PACKARD                COM              428236103     4966   158800 SH       SOLE                   158800
HOME DEPOT INC COM             COM              437076102     1843    42750 SH       SOLE                    42750
HUMANA INC                     COM              444859102     4975   474700 SH       SOLE                   469700              5000
INTEL CORP.                    COM              458140100     9383   356600 SH       SOLE                   353600              3000
KELLOGG CO COM                 COM              487836108     2260    83600 SH       SOLE                    80600              3000
KNIGHT-TRIMARK GROUP INC       COM              499063105     2219   151700 SH       SOLE                   151700
LUCENT TECHNOLOGIES INC        COM              549463107     5710   572700 SH       SOLE                   565700              7000
MICROSOFT CORP COM             COM              594918104     5294    96800 SH       SOLE                    96800
MOTOROLA INC COM               COM              620076109     6297   441600 SH       SOLE                   438600              3000
PARKER DRILLING CO.            COM              701081101      102    16000 SH       SOLE                                      16000
PFIZER INC                     COM              717081103     2375    58000 SH       SOLE                    58000
PROCTER & GAMBLE CO            COM              742718109     2504    40000 SH       SOLE                    40000
SARA LEE CORP                  COM              803111103     2167   100400 SH       SOLE                    98400              2000
SCHLUMBERGER LTD               COM              806857108     5744    99700 SH       SOLE                    98700              1000
SCHWAB CHARLES CP NEW          COM              808513105     2537   164500 SH       SOLE                   163800               700
SPRINT CORP                    COM              852061100     5405   245800 SH       SOLE                   241400              4400
SUN CO. INC.                   COM              86764p109     3175    97900 SH       SOLE                    95400              2500
SUN MICROSYSTEMS               COM              866810104     2069   134600 SH       SOLE                   134200               400
TEXAS INSTRUMENTS              COM              882508104     6856   221300 SH       SOLE                   221300
UAL CORP                       COM              902549500     2932    88700 SH       SOLE                    85700              3000
UNOCAL CORP.                   COM              915289102     5109   147800 SH       SOLE                   147800
USX MARATHON GRP NEW           COM              902905827     8492   315100 SH       SOLE                   312100              3000
WELLPOINT HEALTH NETWORK       COM              94973H108     3079    32300 SH       SOLE                    32300
WILLIAMS COS                   COM              969457100     1204    28100 SH       SOLE                    28100
WORLDCOM INC.                  COM              98157D106     7647   409200 SH       SOLE                   403200              6000
YAHOO! INC                     COM              984332106      890    56500 SH       SOLE                    55500              1000